Interest and similar income	12 Months Ended
Dec. 31, 2019
Interest and similar income [Abstract]
Interest and similar income

32.   Interest and similar income

“Interest and similar income” in the consolidated income statement comprises the interest accruing in the year on all financial assets with an implicit or explicit return, calculated by applying the effective interest method, regardless the fair value measurement; and the rectifications of income as a result of hedge accounting. Interest is recognized through its gross value, without deducting any tax withheld at source.

The breakdown of the main items of interest and similar charges accrued in 2019, 2018 and 2017 is as follows:

Thousand of reais	2019	2018	2017

Cash and balances with the Brazilian Central Bank	3,827,648	5,095,828	5,953,765
Loans and advances - Credit institutions	3,843,798	2,977,670	5,107,355
Loans and advances - Customers	50,406,078	46,471,507	44,507,217
Debt instruments	13,528,096	13,629,167	13,456,802
Pension Plans (Note 22.b)	27,353	-	-
Other interest	1,208,087	2,304,221	2,393,210
Total	72,841,060	70,478,393	71,418,349